Fixed Assets	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Property, Plant, and Equipment [Abstract]
Fixed Assets

Note 6. Fixed Assets, net

Fixed assets consist of the following (In thousands):

	June 30, 2026	December 31, 2025
Furniture and equipment	$34	$10
Leasehold improvements	367	75
Total	401	85
Less: accumulated depreciation	(97)	(32)
Total fixed assets, net	$304	$52

Depreciation expense, calculated using the straight-line method, was approximately $26 thousand and $65 thousand for the three and six months ended June 30, 2026, respectively. Depreciation expense for the period from June 10, 2025 (Inception) through June 30, 2025 was $0.

Note 7. Fixed Assets

Fixed assets consist of the following:

December 31, 2025
Furniture and equipment	$9,533
Leasehold improvements	75,049
84,582
Less: accumulated depreciation	(32,469)
Total fixed assets, net	$52,113

Depreciation expense related to the Company’s fixed assets was $32,469 for the period from June 17, 2025 (inception) through December 31, 2025.